Note Payable	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Note Payable	Note Payable
The Company’s note payable consists of the following:

	December 31,
(Dollars in Thousands)	2020	2019
Note payable	$34,125	$35,000
Less debt issuance costs	(466)	(600)
Less current portion	(875)	(875)
Note payable, net	$32,784	$33,525
On August 15, 2016, the Company entered into a Loan and Security Agreement with a third-party financial institution. The debt agreement provided for up to $30.0 million in term loans that were scheduled to mature on September 1, 2020 at the greater of prime plus 7.45% or 10.95% payable monthly. The Company borrowed
$20.0 million initially in August 2016 and an additional $10.0 million in May 2017. The financing allowed for early repayment if the Company paid a pre-payment fee of 3% during the first 12 months, 2% between 12 and 24 months and 0.5% between 24 months and 36 months. On November 15, 2019, this debt was fully repaid using proceeds from a new credit facility the Company entered into with another third-party financial institution. Unamortized debt issuance costs of approximately $0.1 million were written off.
On November 15, 2019, the Company entered into a Credit Agreement with a third-party financial institution. The debt agreement provides for up to $35.0 million in term loans that mature on November 15, 2024 with interest payable monthly at the lesser of LIBOR plus 2.5% or ABR plus 1.5% payable monthly (4.24% at December 31, 2019), plus up to an additional $10.0 million of financing in the form of a revolving loan. The revolving loan also includes a letter of credit sub-facility in the aggregate availability amount of $2.0 million and a swingline sub-facility in the aggregate availability amount of $2.0 million. The Company borrowed $35.0 million in term loans on November 15, 2019. During the first year of any loans, the financing allows for early repayment of part or all of the term loans in increments of $0.5 million with a pre-payment fee of 1% of any debt prepaid. After the first year from any borrowing, the debt may be repaid without the pre-payment fee.
During March 2020, the Company borrowed $10.0 million against the revolving loan, which bears interest at the lesser of LIBOR + 2.5% or ABR + 1.5% payable monthly and matures November 15, 2024. These borrowings were repaid in 2020 with $5.0 million repaid in July 2020 and $5.0 million repaid in September 2020. On July 17, 2020, the Company increased its capacity under the revolving loan to $15.0 million. As of December 31, 2020 and 2019 there were no amounts outstanding under the revolving loan.
Interest expense relating to the note payable and revolving loan was approximately $1.9 million, $4.0 million and $3.8 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Debt issuance costs relating to the term loans of approximately $0.6 million have been capitalized and are being amortized over the life of the loan using the effective interest method. Amortization expense, including amounts written off in 2020, of approximately $0.1 million, $0.3 million and $0.1 million was recorded for the years ended December 31, 2020, 2019 and 2018, respectively.
Substantially all of the Company’s real and personal property serve as collateral under the above debt arrangements. The Credit Agreement requires the Company to maintain (i) a consolidated fixed charge coverage ratio not less than 1.25 to 1.0, and (ii) a consolidated leverage ratio of no more than 4.0 to 1.0 on December 31, 2020, 3.5 to 1.0 on March 31, 2021 and 3.0 to 1.0 thereafter. The Company is in compliance with its debt covenants for the years ended December 31, 2020, and 2019.
Annual aggregate principal payments applicable to long-term debt for years subsequent to December 31, 2020 are as follows:

Year ending December 31:	(Dollars in Thousands)
2021	$875
2022	1,750
2023	2,625
2024	28,875
2025	—
Total	$34,125
Note Payable
The Company’s Credit Facilities consists of the following:

(Dollars in Thousands)	September 30, 2021	December 31, 2020
Note payable	$33,469	$34,125
Less debt issuance costs	(930)	(466)
Less current portion	(875)	(875)
Note payable, net	$31,664	$32,784
On November 15, 2019, the Company entered into a Credit Agreement (the “Original Credit Agreement”) by and among Privia Health, LLC, as the borrower, PH Group Holdings Corp., as a guarantor, certain subsidiaries of Privia Health, LLC, as guarantors, Silicon Valley Bank, as administrative agent and collateral agent (the “Administrative Agent”), and the several lenders from time to time party thereto. The Original Credit Agreement provided for up to $35.0 million in term loans (the “Term Loan Facility”) that mature on November 15, 2024 with interest payable monthly at the lesser of LIBOR plus 2.0% or ABR plus 1.0% payable monthly (3.0% at September 30, 2021), plus up to an additional $10.0 million of financing (which was increased to $15.0 million in connection with the first amendment) in the form of a revolving loan (the “Revolving Loan Facility” and together with the Term Loan Facility, the “Credit Facilities”). The Revolving Loan Facility also includes a letter of credit sub-facility in the aggregate availability amount of $2.0 million and a swingline sub-facility in the aggregate availability amount of $2.0 million. The Company borrowed $35.0 million in term loans on November 15, 2019.
On August 27, 2021, the Company and certain of its subsidiaries entered into an assumption agreement and third amendment (the “Third Amendment”) to the Original Credit Agreement (as amended by the Third Amendment, the “Credit Agreement”). Pursuant to the Third Amendment, the Company became the parent guarantor under the Credit Agreement and granted the Administrative Agent a first-priority security interest on substantially all of its real and personal property, subject to permitted liens.
The Third Amendment increased the size of the Revolving Loan Facility to $65.0 million, increased the letter of credit sub-facility to $5.0 million and extended the maturity date of the Credit Agreement to August 27, 2026. As amended, borrowings under the Credit Agreement bear interest at a rate equal to (i) in the case of eurodollar loans, LIBOR plus an applicable margin, subject to a 0.5% floor, and (ii) in the case of ABR loans, an ABR rate plus an applicable margin, subject to a floor of 1.5%. In addition, the Amendment, among other things, (i) changed the Term Loan Facility amortization schedule to 0.625% of the original principal amount of term loans for the fiscal quarters ending September 30, 2021 through and including June 30, 2024 and 1.25% of the original principal amount of term loans for the fiscal quarters ending thereafter and (ii) added a 1.0% prepayment premium for any term loans prepaid within six months of the effective date of the Third Amendment. The Third Amendment converted the financial covenants in the Original Credit Agreement to “springing” financial covenants, so that at any time the Company’s cash is less than 125% of the outstanding borrowings under the Credit Facilities, or at least $15.0 million of borrowings are outstanding under the Revolving Loan, the Company will be required to maintain (i) a consolidated fixed charge coverage ratio of not less than 1.25 to 1.0, and (ii) a consolidated leverage ratio of no more than 3.0 to 1.0. As of September 30, 2021, the Company had $33.5 million in principal amount of indebtedness outstanding under the Term Loan Facility. As of September 30, 2021, “springing” financial covenants were not applicable.
During March 2020, the Company borrowed $10.0 million under the Revolving Loan Facility, which bore interest at the lesser of LIBOR + 2.5% or ABR + 1.5% payable monthly. These borrowings were repaid in 2020 with $5.0 million repaid in July 2020 and $5.0 million repaid in September 2020. On August 30, 2021, the Company increased its capacity under the Revolving Loan Facility from $15.0 million to $65.0 million. As of September 30, 2021 and December 31, 2020 there were no amounts outstanding under the Revolving Loan Facility.
Interest expense relating to the Credit Facilities was approximately $0.3 million and $0.5 million for the three months ended September 30, 2021 and 2020, respectively, and $0.9 million and $1.5 million for the nine months ended September 30, 2021, and 2020, respectively.
Debt issuance costs relating to the Credit Facilities of approximately $0.9 million have been capitalized and are being amortized over the life of the Credit Facilities using the effective interest method. Amortization expense of approximately $0.1 million was recorded for both the nine months ended September 30, 2021 and 2020, respectively, and a de minimis amount for both the three months ended September 30, 2021 and 2020, respectively.
Substantially all of the Company’s real and personal property serve as collateral under the above debt arrangements.
Annual aggregate principal payments applicable to the note payable for years subsequent to September 30, 2021 are as follows:

(Dollars in Thousands)
Remainder of 2021	$219
2022	875
2023	875
2024	1,313
2025	1,750
Thereafter	28,437
Total	$33,469